Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000159198 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159198 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159198 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159198 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159198 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159198 | 316092840 | Fidelity High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159198 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159198 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159198 | 92189F841 | VanEck Natural Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159198 | 52468L505 | Franklin International Low Volatility High Dividend Index ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159198 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159198 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000159198 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000129685 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129685 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129685 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129685 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129685 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129685 | 316092840 | Fidelity High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129685 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129685 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129685 | 92189F841 | VanEck Natural Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129685 | 52468L505 | Franklin International Low Volatility High Dividend Index ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129685 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000129685 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129685 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000129685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000213661 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213661 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213661 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213661 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213661 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213661 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213661 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213661 | 758849103 | Regency Centers Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213661 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213661 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213661 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213661 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	87.30%
C000213661 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213661 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000213661 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213661 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000213661 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000213661 | Technology
Holdings [Line Items]
Percent of Total Investments	7.50%
C000213661 | Energy
Holdings [Line Items]
Percent of Total Investments	7.70%
C000213661 | Materials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000213661 | Money Market
Holdings [Line Items]
Percent of Total Investments	12.70%
C000213661 | Real Estate
Holdings [Line Items]
Percent of Total Investments	22.90%
C000213661 | Financials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000213660 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213660 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213660 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213660 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213660 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213660 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213660 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213660 | 758849103 | Regency Centers Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213660 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213660 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213660 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213660 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	87.30%
C000213660 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213660 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000213660 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213660 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000213660 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000213660 | Technology
Holdings [Line Items]
Percent of Total Investments	7.50%
C000213660 | Energy
Holdings [Line Items]
Percent of Total Investments	7.70%
C000213660 | Materials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000213660 | Money Market
Holdings [Line Items]
Percent of Total Investments	12.70%
C000213660 | Real Estate
Holdings [Line Items]
Percent of Total Investments	22.90%
C000213660 | Financials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000253434 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000253434 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000253434 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253434 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253434 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	60.00%
C000253434 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	40.00%
C000253435 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000253435 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000253435 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253435 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253435 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	60.00%
C000253435 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	40.00%
C000213662 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000213662 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000213662 | 31846V336 | First American Government Obligations Fund Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213662 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213662 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213662 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213662 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000213662 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000245743 | 52490G102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245743 | 26874R108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245743 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245743 | 92837L109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245743 | 50202M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245743 | 05965X109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245743 | 04016X101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | 05964H105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | 824596100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245743 | 500631106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245743 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245743 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245743 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245743 | Chile
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245743 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000245743 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000245743 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000245743 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245743 | Health Care04016X101
Holdings [Line Items]
Percent of Total Investments	89.90%
C000245743 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	5.50%
C000226634 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000226634 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000226634 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226634 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000226634 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159195 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000159195 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000159195 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159195 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159195 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159195 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159195 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159195 | 921937819
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159195 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159195 | 464287242
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159195 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000159195 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159195 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000159195 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000129682 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000129682 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000129682 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000129682 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000129682 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000129682 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129682 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129682 | 921937819
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129682 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129682 | 464287242
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129682 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000129682 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000129682 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000129682 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000129682 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159197 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000159197 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159197 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159197 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159197 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000159197 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000159197 | 464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159197 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159197 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000159197 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000159197 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000129684 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000129684 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129684 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129684 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129684 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000129684 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000129684 | 464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129684 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129684 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000129684 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000213664 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000213664 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000213664 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213664 | HYPERNFD2 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213664 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213664 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000213664 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226637 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226637 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226637 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000226637 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000226637 | 921946810 | Vanguard International Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000226637 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000226637 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000226637 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000226637 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000161884 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000161884 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000161884 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161884 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000161884 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161884 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000161884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000161884 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161884 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161885 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000161885 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000161885 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161885 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000161885 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161885 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000161885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000161885 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161885 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213666 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000213666 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000213666 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000225736 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225736 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225736 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225736 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000225736 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000225736 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000225736 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000225736 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225736 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000225736 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	75.90%